EBP Asset rollforward and B.S. classification (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	$ 1,071	$ 965
Actual return on plan assets	165	111
Employer contributions	92	79
Plan participants' contributions	0	0
Benefits paid	(87)	(75)
Settlements	0	(9)
Fair value of plan asets at end of year	1,241	1,071
Funded status - underfunded	(143)	(478)
Accumulated benefit obligation	1,359	1,519
Underfunded status of our pension plans and other postretirement benefit plans
Current liabilities	1	3
Noncurrent liabilities	142	475
Amounts included in accumulated other comprehensive loss:
Prior service (cost) credit	0	(1)
Net actuarial loss	(491)	(828)
Other Postretirement Benefits [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	175	159
Actual return on plan assets	31	18
Employer contributions	8	13
Plan participants' contributions	6	5
Benefits paid	(19)	(20)
Settlements	0	0
Fair value of plan asets at end of year	201	175
Funded status - underfunded	(12)	(156)
Underfunded status of our pension plans and other postretirement benefit plans
Current liabilities	8	8
Noncurrent liabilities	4	148
Amounts included in accumulated other comprehensive loss:
Prior service (cost) credit	26	7
Net actuarial loss	(11)	(35)
Amounts included in regulatory assets or liabilities associated with Transco and Northwest Pipeline
Prior service credit	42	14
Net actuarial loss	(2)	(67)
Net regulatory assets (liabilities)	$ (44)	$ (38)